Pensions and Post-Employment Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Employees	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Costs of defined contribution plans	$ 74	$ 64	$ 59
Projected benefits obligation	1,704	2,010	1,903
Increase (decrease) in net defined benefit liability (asset)	11	0	14
Actuarial (Gains) Losses Arising From Changes In Financial Assumptions	(20)	37	(270)
Actuarial (Gains) Losses Arising From Changes In Demographic Assumptions	(28)	(5)	(2)
Top of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability (asset)			96
Actuarial (Gains) Losses Arising From Changes In Financial Assumptions	(84)	16	(466)
Post employment healthcare benefits [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	$ 51	$ 57
Multi-employer defined benefit plans [member] | Top of range [member] | Critical [Member]
Disclosure of defined benefit plans [line items]
Percentage of funding based on zone	65.00%
Multi-employer defined benefit plans [member] | Top of range [member] | Endangered [Member]
Disclosure of defined benefit plans [line items]
Percentage of funding based on zone	80.00%
Multi-employer defined benefit plans [member] | Bottom of range [member] | Green [Member]
Disclosure of defined benefit plans [line items]
Percentage of funding based on zone	80.00%
Trinidad Cement Limited [member] | Maximum [Member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation	8.00%	9.00%
Trinidad Cement Limited [member] | Minimum [Member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation	5.00%	5.00%
Mexico [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	$ 200	$ 253
Medical inflation rates used to determine the projected benefits obligation	8.00%	8.00%
Actuarial (Gains) Losses Arising From Changes In Financial Assumptions	$ (9)	$ 12	(19)
Gain on account of reduction of retirement obligations	$ 11
Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation	7.00%	6.60%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	$ 960	$ 1,129
Medical inflation rates used to determine the projected benefits obligation	6.70%	6.60%
Increase (decrease) in net defined benefit liability (asset)		$ 13	77
Actuarial (Gains) Losses Arising From Changes In Financial Assumptions	$ (66)	31	(373)
Actuarial (Gains) Losses Arising From Changes In Demographic Assumptions	(28)
United States [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	142	184
Actuarial (Gains) Losses Arising From Changes In Financial Assumptions	$ (18)	8	(52)
United States [member] | Multi-employer defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Average number of former employees covered by the contribution | Employees	461
Percentage of employer contributions	99.00%
United States And United Kingdom [member] | Multi-employer defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Contribution to the multiemployer plans combined amounts	$ 19	20	21
Estimate of contribution to be made to the plan in the subsequent annual period	20
France [member]
Disclosure of defined benefit plans [line items]
Loss On Account of increase In the retirement obligations due to extension of retirement age	1
Germany [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	121	141
Increase (decrease) in net defined benefit liability (asset)		$ 13	$ 13
United Kingdom And Germany [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability (asset)	$ 26